Disaggregation of Revenue - Schedule of Disaggregates of Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Disaggregates of Revenue [Line Items]
Total revenue	$ 33,380,930	$ 28,129,714
Aluminum alloy [Member]
Schedule of Disaggregates of Revenue [Line Items]
Total revenue	6,419,807	8,608,800
Copper alloy ingots [Member]
Schedule of Disaggregates of Revenue [Line Items]
Total revenue	25,710,094	18,510,036
Brass alloy ingots [Member]
Schedule of Disaggregates of Revenue [Line Items]
Total revenue	1,251,029	1,000,960
Slag [Member]
Schedule of Disaggregates of Revenue [Line Items]
Total revenue		9,918
Philippines [Member]
Schedule of Disaggregates of Revenue [Line Items]
Total revenue	1,183,861	8,381,298
China [Member]
Schedule of Disaggregates of Revenue [Line Items]
Total revenue	$ 32,197,069	$ 19,748,416